7 Interest in joint venture (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of interests in joint ventures [line items]
Equity attributable to the owners	$ 11	$ 15
SACME [member]
Summary of interests in joint ventures [line items]
Percentage interest held in capital stock and votes	50.00%
Equity attributable to the owners	$ 11	$ 15